Submission	Sep. 30, 2024
Submission [Line Items]
Central Index Key	0000929351
Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Registration File Number	333-282630
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES